Schedule of operating right of use asset net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	$ 205,235	$ 197,835
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation	7,399
Less: accumulated amortization	(205,235)	(97,214)
Increase decreaseIn accumulated amortization	(102,079)
Accumulated amortization, Exchange rate translation	(5,942)
Right-of-use assets, net		100,621
Right-of-use assets, net, Increase (decrease)	(102,079)
Right-of-use assets, net, Exchange rate translation	1,458
Total operating lease liability		100,621
Total operating lease liability, increase/(decrease)	(100,621)
Total operating lease liability, Exchange rate translation
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	205,235	197,835
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation	7,399
Operating Lease Liability Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Total operating lease liability		$ 100,621
Total operating lease liability, increase/(decrease)	(100,621)
Total operating lease liability, Exchange rate translation